UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Fidelity®

New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® New Jersey Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 989.10	$ 2.38
Hypothetical A		$ 1,000.00	$ 1,022.54	$ 2.42
Fidelity New Jersey Municipal Money Market Fund	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.03	$ .91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.4	48.9
Escrowed/Pre-Refunded	19.5	5.6
Transportation	10.2	10.6
Health Care	10.1	8.0
Education	9.0	7.7
Weighted Average Maturity as of May 31, 2013
		6 months ago
Years	6.4	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2013
6 months ago
Years	7.0	6.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
AAA 4.3%	AAA 4.2%
AA,A 80.8%	AA,A 79.2%
BBB 8.4%	BBB 9.8%
BB and Below 1.8%	BB and Below 0.6%
Not Rated 2.5%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.2%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	$ 1,500,000	$ 1,741,005
New Jersey - 87.8%
Atlantic City Gen. Oblig. Series 2012, 5% 11/1/19	6,425,000	7,374,230
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	2,540,000	2,807,462
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,528,250
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	3,290,000	3,536,980
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,068
5.25% 8/15/17	20,000	20,069
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,387,166
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,670,301
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,690,992
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,212,100
5% 11/1/23	1,000,000	1,199,090
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,235,911
5% 3/1/21	1,000,000	1,188,820
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,121,390
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	1,635,000	1,334,585
Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,000,000	5,645,700
Series 2005 B, 6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	13,127,561
Series 2012 A, 5% 11/1/22	6,600,000	8,124,402
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,353,904
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,420,000	$ 2,612,656
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,675,350
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,780,869
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,345,175
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,764,635
Lenape Reg'l. High School District 7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,036,750
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	868,328
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16 (Pre-Refunded to 9/15/13 @ 100)	1,360,000	1,379,026
5.25% 9/15/17 (Pre-Refunded to 9/15/13 @ 100)	2,000,000	2,027,980
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,817,085
5% 8/1/28	4,000,000	4,685,080
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	25,387
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,669,791
5% 9/1/26	600,000	673,008
5% 9/1/27	440,000	492,061
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (b)	3,000,000	3,175,770
Series 2003 F, 5% 6/15/26 (Pre-Refunded to 6/15/13 @ 100)	1,000,000	1,001,340
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,684,555
Series 2005 K, 5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,351,840
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	6,222,700
Series 2005 O:
5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	2,700,000	2,918,430
5.125% 3/1/30 (Pre-Refunded to 3/1/15 @ 100)	2,175,000	2,355,677
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	3,000,000	3,255,690
5.25% 3/1/21 (Pre-Refunded to 3/1/15 @ 100)	2,800,000	3,038,644
5.25% 3/1/22 (Pre-Refunded to 3/1/15 @ 100)	15,700,000	17,038,111
5.25% 3/1/24 (Pre-Refunded to 3/1/15 @ 100)	9,000,000	9,767,070
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O: - continued
5.25% 3/1/26 (Pre-Refunded to 3/1/15 @ 100)	$ 9,000,000	$ 9,767,070
Series 2005 P:
5.125% 9/1/28 (Pre-Refunded to 9/1/15 @ 100)	6,800,000	7,523,452
5.25% 9/1/26 (Pre-Refunded to 9/1/15 @ 100)	8,000,000	8,873,440
Series 2006 S, 5% 9/1/36	9,000,000	9,651,960
Series 2007 U, 5% 9/1/37	2,000,000	2,171,300
Series 2012 II, 5% 3/1/26	5,000,000	5,664,850
Series 2012, 5% 6/15/20	5,000,000	5,766,200
Series 2013 NN, 5% 3/1/27	20,000,000	22,775,391
Series 2013:
5% 3/1/23	4,800,000	5,757,888
5% 3/1/25	700,000	812,952
6% 12/15/34	1,945,000	2,296,617
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	955,000	1,205,879
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (c)	5,000,000	5,363,550
New Jersey Edl. Facilities Auth. Rev.:
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,095,920
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	175,551
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	1,975,000	2,076,713
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,189,080
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,123,550
5% 7/1/13	250,000	250,910
5% 7/1/14	235,000	247,023
5% 7/1/15	235,000	257,593
5% 7/1/17	490,000	572,722
5% 7/1/18	250,000	299,473
5% 7/1/19	200,000	242,810
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	5,396,400
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,791,925
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	5,090,776
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	$ 4,000,000	$ 4,361,920
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,942,753
Series 2012 A:
5% 7/1/18	1,000,000	1,164,470
5% 7/1/19	1,000,000	1,171,350
Series 2012 B:
5% 7/1/37	750,000	824,543
5% 7/1/42	1,100,000	1,195,183
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,589,700
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	114,092
5% 9/1/17	4,750,000	5,401,273
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	34,228
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	22,888
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,945,800
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,151,440
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,765,000	4,179,037
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	9,313,360
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,879,922
Series 2010, 5% 1/1/34	2,000,000	2,070,080
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,433,750
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,264,587
5% 3/1/21	2,680,000	2,973,272
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,683,067
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,699,060
Series 2008 A, 5.25% 10/1/38	5,965,000	6,488,727
Series 2008, 6.625% 7/1/38	10,745,000	12,233,935
Series 2009 A, 5.75% 10/1/31	4,000,000	4,654,040
Series 2011:
5% 7/1/19	1,500,000	1,767,360
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2011: - continued
5% 7/1/23	$ 2,500,000	$ 2,924,800
5% 7/1/24	2,000,000	2,315,600
5% 7/1/25	2,265,000	2,597,230
Series 2012 A:
5% 7/1/18	795,000	910,720
5% 7/1/22	1,400,000	1,656,298
5% 7/1/23	1,000,000	1,164,710
5% 7/1/24	2,000,000	2,308,720
5% 7/1/25	1,000,000	1,138,210
Series 2012 II, 5% 7/1/42	1,000,000	1,049,790
Series 2012, 5% 7/1/21	2,325,000	2,703,161
Series 2013 A:
5% 7/1/28	1,080,000	1,221,383
5% 7/1/32	1,600,000	1,777,792
Series 2013, 5% 7/1/26	1,335,000	1,529,336
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,891,425
Series 2013:
4% 12/1/20 (a)(c)	2,500,000	2,663,100
5% 12/1/21 (a)(c)	2,100,000	2,357,460
5% 12/1/22 (a)(c)	2,250,000	2,501,303
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,426,988
5% 7/1/42	5,000,000	5,549,800
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	6,175,000	6,175,000
Series 2007 1A, 5% 6/1/15	1,000,000	1,072,820
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	1,945,000	2,092,334
6.5% 1/1/16 (Escrowed to Maturity)	4,820,000	5,255,150
Series 2005 C:
6.5% 1/1/16	385,000	438,003
6.5% 1/1/16 (Escrowed to Maturity)	190,000	219,258
Series 2009 E, 5.25% 1/1/40	10,600,000	11,638,270
Series 2009 G, 5% 1/1/17	3,745,000	4,277,876
Series 2009 I, 5% 1/1/35	5,000,000	5,446,000
Series 2012 B, 5% 1/1/24	2,650,000	3,112,187
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
6.5% 1/1/16 (Escrowed to Maturity)	$ 210,000	$ 241,752
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,362,128
Series 2004 B:
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,362,020
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,115,677
Series 2005 B:
5.25% 12/15/16 (Pre-Refunded to 12/15/15 @ 100)	9,830,000	11,025,230
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,452,180
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	18,681,462
Series 2005 C, 5.25% 6/15/20 (Pre-Refunded to 6/15/15 @ 100)	10,000,000	10,989,200
Series 2005 D, 5% 6/15/20 (Pre-Refunded to 6/15/15 @ 100)	4,000,000	4,375,480
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,744,600
0% 12/15/34	4,000,000	1,437,720
Series 2008 A:
0% 12/15/35	12,055,000	4,113,648
0% 12/15/36	25,000,000	7,930,500
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,961,883
Series 2009 A:
0% 12/15/36	1,915,000	606,098
0% 12/15/38	13,900,000	3,891,305
0% 12/15/39	18,895,000	4,993,382
Series 2010 A, 0% 12/15/30	14,750,000	6,761,400
Series 2010 A3, 0% 12/15/34	10,775,000	3,913,803
Series 2011 A, 5.25% 6/15/25	6,000,000	7,045,560
Series 2011 B:
5.25% 6/15/25	3,185,000	3,740,018
5.25% 6/15/26	2,000,000	2,329,760
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,597,792
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,217,640
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Newark Gen. Oblig.:
Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,840,000	$ 2,849,912
Series 2013 A:
5% 7/15/17	2,000,000	2,282,340
5% 7/15/18	3,130,000	3,631,864
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100)	2,500,000	2,574,400
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,465,682
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,867,732
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,022,630
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,479,580
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,701,135
5% 5/1/39	9,500,000	10,591,740
Series 2010 I, 5% 5/1/29	1,110,000	1,257,863
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,190,020
		598,462,681
New Jersey/Pennsylvania - 2.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100)	1,300,000	1,304,732
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,125,026
Series 2012 A:
5% 7/1/21	600,000	706,620
5% 7/1/24	1,200,000	1,397,652
5% 7/1/25	1,100,000	1,270,742
5% 7/1/26	500,000	575,040
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	$ 3,000,000	$ 3,452,820
Series 2010 D, 5% 1/1/40	4,000,000	4,276,720
		16,109,352
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (c)	2,800,000	2,943,136
141st Series:
5% 9/1/18 (c)	6,000,000	6,536,940
5% 9/1/21 (CIFG North America Insured) (c)	2,400,000	2,595,840
163rd Series, 5% 7/15/35	3,255,000	3,600,909
166th Series, 5% 1/15/41	5,000,000	5,490,150
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,261,480
		24,428,455
Puerto Rico - 3.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,145,920
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,139,120
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,289,450
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,840,029
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,089,760
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/47 (AMBAC Insured)	1,000,000	143,770
Series 2009 A, 6.5% 8/1/44	1,500,000	1,681,005
Series 2010 C, 6% 8/1/39	2,200,000	2,438,128
Series 2011 C, 0% 8/1/38	23,300,000	6,009,769
Series A, 0% 8/1/54 (AMBAC Insured)	3,565,000	309,192
		23,086,143
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,134,290
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/24	$ 500,000	$ 551,725
Series 2009 B, 5% 10/1/25	1,200,000	1,319,808
		3,005,823
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $626,044,101)	666,833,459
NET OTHER ASSETS (LIABILITIES) - 2.2%	14,765,467
NET ASSETS - 100%	$ 681,598,926
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.4%
Escrowed/Pre-Refunded	19.5%
Transportation	10.2%
Health Care	10.1%
Education	9.0%
Special Tax	7.2%
Others* (Individually Less Than 5%)	7.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $626,044,101)		$ 666,833,459
Cash		15,634,564
Receivable for fund shares sold		223,621
Interest receivable		9,710,611
Prepaid expenses		283
Other receivables		4,206
Total assets		692,406,744

Liabilities
Payable for investments purchased Regular delivery	$ 1,024,872
Delayed delivery	7,645,623
Payable for fund shares redeemed	1,140,246
Distributions payable	599,895
Accrued management fee	209,919
Other affiliated payables	162,804
Other payables and accrued expenses	24,459
Total liabilities		10,807,818

Net Assets		$ 681,598,926
Net Assets consist of:
Paid in capital		$ 637,706,914
Undistributed net investment income		278,854
Accumulated undistributed net realized gain (loss) on investments		2,823,800
Net unrealized appreciation (depreciation) on investments		40,789,358
Net Assets, for 56,206,534 shares outstanding		$ 681,598,926
Net Asset Value, offering price and redemption price per share ($681,598,926 ÷ 56,206,534 shares)		$ 12.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Interest		$ 12,755,443

Expenses
Management fee	$ 1,254,865
Transfer agent fees	245,610
Accounting fees and expenses	79,516
Custodian fees and expenses	4,112
Independent trustees' compensation	1,310
Registration fees	17,818
Audit	26,301
Legal	1,006
Miscellaneous	3,651
Total expenses before reductions	1,634,189
Expense reductions	(6,821)	1,627,368
Net investment income (loss)		11,128,075
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,341,103
Change in net unrealized appreciation (depreciation) on investment securities		(22,371,736)
Net gain (loss)		(19,030,633)
Net increase (decrease) in net assets resulting from operations		$ (7,902,558)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,128,075	$ 22,544,463
Net realized gain (loss)	3,341,103	1,859,123
Change in net unrealized appreciation (depreciation)	(22,371,736)	39,339,548
Net increase (decrease) in net assets resulting from operations	(7,902,558)	63,743,134
Distributions to shareholders from net investment income	(11,130,384)	(22,463,191)
Distributions to shareholders from net realized gain	(1,451,891)	-
Total distributions	(12,582,275)	(22,463,191)
Share transactions Proceeds from sales of shares	51,648,987	110,814,259
Reinvestment of distributions	8,614,472	15,452,624
Cost of shares redeemed	(61,112,554)	(72,991,867)
Net increase (decrease) in net assets resulting from share transactions	(849,095)	53,275,016
Redemption fees	785	1,512
Total increase (decrease) in net assets	(21,333,143)	94,556,471

Net Assets
Beginning of period	702,932,069	608,375,598
End of period (including undistributed net investment income of $278,854 and undistributed net investment income of $281,163, respectively)	$ 681,598,926	$ 702,932,069
Other Information Shares
Sold	4,203,579	9,104,814
Issued in reinvestment of distributions	703,128	1,263,319
Redeemed	(4,976,205)	(5,988,962)
Net increase (decrease)	(69,498)	4,379,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.72	$ 11.54	$ 11.48	$ 10.71	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.198	.412	.445	.435	.431	.440
Net realized and unrealized gain (loss)	(.334)	.769	.179	.060	.795	(.771)
Total from investment operations	(.136)	1.181	.624	.495	1.226	(.331)
Distributions from net investment income	(.198)	(.411)	(.444)	(.435)	(.431)	(.439)
Distributions from net realized gain	(.026)	-	-	-	(.025)	(.010)
Total distributions	(.224)	(.411)	(.444)	(.435)	(.456)	(.449)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 12.13	$ 12.49	$ 11.72	$ 11.54	$ 11.48	$ 10.71
Total Return B,C	(1.09)%	10.21%	5.57%	4.34%	11.64%	(2.98)%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.47%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48% A	.47%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.47% A	.47%	.48%	.47%	.47%	.45%
Net investment income (loss)	3.24% A	3.38%	3.88%	3.74%	3.85%	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 681,599	$ 702,932	$ 608,376	$ 666,689	$ 651,501	$ 547,850
Portfolio turnover rate	18% A	11%	7%	5%	6%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/13	% of fund's investments 11/30/12	% of fund's investments 5/31/12
1 - 7	66.7	72.5	71.9
8 - 30	5.0	4.5	3.7
31 - 60	5.6	3.7	3.4
61 - 90	5.0	1.5	7.4
91 - 180	6.5	4.4	6.4
> 180	11.2	13.4	7.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/13	11/30/12	5/31/12
Fidelity New Jersey Municipal Money Market Fund	49 Days	49 Days	39 Days
New Jersey Tax-Free Money Market Funds Average*	41 Days	48 Days	40 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/13	11/30/12	5/31/12
Fidelity New Jersey Municipal Money Market Fund	49 Days	49 Days	39 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
Variable Rate Demand Notes (VRDNs) 62.3%	Variable Rate Demand Notes (VRDNs) 60.1%
Other Municipal Debt 35.8%	Other Municipal Debt 28.4%
Investment Companies 3.6%	Investment Companies 12.4%
Net Other Assets (Liabilities)† (1.7)%	Net Other Assets (Liabilities)† (0.9)%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/31/13	2/28/13	11/30/12	8/31/12	5/31/12
Fidelity New Jersey Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2013, the most recent period shown in the table, would have been -.30%.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.3%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 6/7/13, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.16% 6/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (b)	2,500,000	2,500,000
		3,900,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, 0.3% 6/3/13, VRDN (b)(e)	2,550,000	2,550,000
Delaware/New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Series 2008, 0.11% 6/7/13, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Florida - 0.1%
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.17% 6/7/13, LOC Bank of America NA, VRDN (b)(e)	3,200,000	3,200,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.18% 6/7/13, VRDN (b)(e)	8,000,000	8,000,000
Kentucky - 0.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.13% 6/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	5,000,000	5,000,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2002, 0.14% 6/7/13, VRDN (b)(e)	2,100,000	2,100,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.33% 6/7/13, VRDN (b)	600,000	600,000
0.33% 6/7/13, VRDN (b)	400,000	400,000
		3,100,000
Minnesota - 0.1%
St. Paul City Port Auth. District Heating Rev. Series 2009 7Q, 0.14% 6/7/13, LOC Deutsche Bank AG, VRDN (b)	2,300,000	2,300,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 6/7/13, VRDN (b)(e)	1,400,000	1,400,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.35% 6/7/13, LOC Landesbank Baden-Wuert, VRDN (b)(e)	600,000	600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 40.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.11% 6/7/13, LOC Fannie Mae, VRDN (b)(e)	$ 21,000,000	$ 21,000,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) Series 2006, 0.1% 6/7/13, LOC Fannie Mae, VRDN (b)(e)	900,000	900,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.11% 6/7/13, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,185,000	4,185,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.11% 6/7/13, LOC Bank of New York, New York, VRDN (b)	43,795,000	43,795,000
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.13% 6/3/13, LOC Bank of America NA, VRDN (b)	7,435,000	7,435,000
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.1% 6/7/13, LOC Barclays Bank PLC, VRDN (b)	22,620,000	22,620,000
Series 2003 A2, 0.1% 6/7/13, LOC Barclays Bank PLC, VRDN (b)	31,400,000	31,400,000
Series 2003 A3, 0.1% 6/7/13, LOC Barclays Bank PLC, VRDN (b)	8,500,000	8,500,000
Series 2003 A4, 0.1% 6/7/13, LOC Barclays Bank PLC, VRDN (b)	19,680,000	19,680,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Duke Farms Foundation Proj.) Series 2009 A, 0.07% 6/3/13, LOC Northern Trust Co., VRDN (b)	1,800,000	1,800,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
(Natural Gas Co. Proj.):
Series 2011 B, 0.09% 6/3/13, VRDN (b)(e)	16,600,000	16,600,000
Series 2011 C, 0.09% 6/7/13, VRDN (b)(e)	17,400,000	17,400,000
(South Jersey Gas Co. Proj.) Series 2006-1, 0.15% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,800,000	21,800,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)	11,550,000	11,550,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.1% 6/7/13, LOC TD Banknorth, NA, VRDN (b)	6,600,000	6,600,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.14% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	17,240,543	17,240,543
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
(Order of St. Benedict Proj.) Series 2005, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	$ 10,200,000	$ 10,200,000
(The Hun School of Princeton Proj.) Series 2004, 0.11% 6/7/13, LOC PNC Bank NA, VRDN (b)	9,310,000	9,310,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.15% 6/7/13, LOC Citibank NA, VRDN (b)(e)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.15% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Series 2006 A, 0.15% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	5,465,000	5,465,000
New Jersey Edl. Facilities Auth. Rev.:
(Seton Hall Univ. Proj.) Series 2008 D, 0.1% 6/7/13, LOC TD Banknorth, NA, VRDN (b)	29,395,000	29,395,000
Participating VRDN:
Series Putters 3922, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,335,000	4,335,000
Series ROC II R 14043, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(f)	23,340,000	23,340,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 4729, 0.1% 6/7/13 (Liquidity Facility Bank of America NA) (b)(f)	2,015,000	2,015,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.13% 6/7/13, LOC Bank of America NA, VRDN (b)	47,330,000	47,330,000
Series 2008 C, 0.1% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)	8,995,000	8,995,000
(Barnabas Health Proj.) Series 2011 B, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)	28,460,000	28,460,000
(Children's Specialized Hosp. Proj.) Series 2005 B, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	10,800,000	10,800,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.11% 6/7/13, LOC PNC Bank NA, VRDN (b)	7,355,000	7,355,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.1% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)	7,050,000	7,050,000
Series 2006 A4, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,420,000	2,420,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Meridian Health Sys. Proj.): - continued
Series 2006 A5, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	$ 4,065,000	$ 4,065,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.11% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	10,185,000	10,185,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	9,300,000	9,300,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.11% 6/7/13, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
(Virtua Health Proj.):
Series 2004, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	31,320,000	31,320,000
Series 2009 C, 0.08% 6/3/13, LOC JPMorgan Chase Bank, VRDN (b)	11,800,000	11,800,000
Series 2009 D, 0.1% 6/7/13, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
Series 2009 E, 0.1% 6/7/13, LOC TD Banknorth, NA, VRDN (b)	6,000,000	6,000,000
(Virtua Health, Inc. Proj.) Series 2003 A7, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	3,400,000	3,400,000
Series 2006 A6, 0.11% 6/7/13, LOC TD Banknorth, NA, VRDN (b)	4,165,000	4,165,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.13% 6/7/13, LOC Bank of America NA, VRDN (b)	37,470,000	37,470,000
Series 2008 F, 0.14% 6/7/13, LOC Bank of America NA, VRDN (b)(e)	88,425,000	88,425,000
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 A, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)	37,275,000	37,275,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	48,360,000	48,360,000
Series 2009 D, 0.11% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	99,900,000	99,900,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.29% 6/7/13, VRDN (b)	1,100,000	1,100,000
Series 2012 A, 0.31% 6/7/13, VRDN (b)(e)	10,700,000	10,700,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.09% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Union County Utils. Resources Auth. Participating VRDN Series RBC O 7, 0.14% 6/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	$ 7,140,000	$ 7,140,000
Vineland Gen. Oblig. 0.13% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)(e)	23,965,000	23,965,000
		965,245,543
New Jersey/Pennsylvania - 4.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.11% 6/7/13, LOC Bank of America NA, VRDN (b)	36,475,000	36,475,000
Series 2010 B, 0.1% 6/7/13, LOC Barclays Bank PLC, VRDN (b)	64,900,000	64,900,000
Series 2010 C, 0.16% 6/7/13, LOC Bank of New York, New York, VRDN (b)	10,700,000	10,700,000
		112,075,000
New York - 0.7%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.23% 6/7/13, LOC KeyBank NA, VRDN (b)	3,100,000	3,100,000
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, 0.12% 6/7/13, LOC Fannie Mae, VRDN (b)(e)	12,200,000	12,200,000
		15,300,000
New York & New Jersey - 11.2%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.16% 6/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	35,980,000	35,980,000
Series BA 07 1043, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (b)(f)	7,100,000	7,100,000
Series BA 08 1066, 0.19% 6/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,540,000	3,540,000
Series BA 08 1067, 0.16% 6/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,815,000	5,815,000
Series BA 08 1107, 0.16% 6/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	24,260,000	24,260,000
Series BC 11 17B, 0.13% 6/7/13 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)	6,460,000	6,460,000
Series EGL 06 107 Class A, 0.17% 6/7/13 (Liquidity Facility Citibank NA) (b)(e)(f)	33,200,000	33,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN: - continued
Series MS 3266, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (b)(f)	$ 10,125,000	$ 10,125,000
Series MS 3321, 0.12% 6/7/13 (Liquidity Facility Cr. Suisse) (b)(e)(f)	5,000,000	5,000,000
Series Putters 2945, 0.17% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,670,000	1,670,000
Series Putters 3114, 0.17% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,190,000	7,190,000
Series Putters 3162, 0.17% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	22,605,000	22,605,000
Series Putters 3172, 0.17% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	13,505,000	13,505,000
Series Putters 3862, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,750,000	7,750,000
Series Putters 4001 Z, 0.17% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,155,000	7,155,000
Series Putters 4129, 0.17% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,250,000	9,250,000
Series RBC O 19, 0.14% 6/7/13 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,470,000	3,470,000
Series ROC II R 11439, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (b)(f)	2,690,000	2,690,000
Series ROC II R 14023, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (b)(f)	2,000,000	2,000,000
Series Solar 06 16, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	12,685,000	12,685,000
Series 1991 1, 0.2% 7/1/13, VRDN (b)(e)(g)	8,800,000	8,800,000
Series 1991 3, 0.2% 7/1/13, VRDN (b)(e)(g)	9,800,000	9,800,000
Series 1992 1, 0.17% 7/1/13, VRDN (b)(g)	6,800,000	6,800,000
Series 1995 3, 0.2% 7/1/13, VRDN (b)(e)(g)	9,400,000	9,400,000
Series 1995 4, 0.2% 7/1/13, VRDN (b)(e)(g)	10,500,000	10,500,000
Series 1997 2, 0.17% 7/1/13, VRDN (b)(g)	1,000,000	1,000,000
		267,750,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 6/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	2,600,000	2,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.3% 6/7/13, VRDN (b)	$ 6,900,000	$ 6,900,000
Series B, 0.22% 6/7/13, VRDN (b)	500,000	500,000
		7,400,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33% 6/7/13, LOC KBC Bank NV, VRDN (b)	600,000	600,000
Puerto Rico - 2.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.1% 6/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (b)	43,450,000	43,450,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.12% 6/7/13, LOC Barclays Bank PLC NY Branch, VRDN (b)	8,400,000	8,400,000
		51,850,000
Tennessee - 0.3%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.2% 6/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	5,000,000	5,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.17% 6/3/13, LOC Bank of America NA, VRDN (b)	1,800,000	1,800,000
		6,800,000
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.16% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,100,000	1,100,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.1% 6/3/13 (Liquidity Facility Societe Generale) (b)(f)	8,170,000	8,170,000
		9,270,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.16% 6/7/13 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,500,000	2,500,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,490,240,543)		1,490,240,543
Other Municipal Debt - 35.8%
	Principal Amount	Value
Florida - 0.2%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	$ 3,755,000	$ 3,755,000
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.25% tender 6/24/13, CP mode	900,000	900,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 6/11/13, CP mode (e)	3,400,000	3,400,000
		4,300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 6/25/13, CP mode	3,740,000	3,740,000
Series 1993 A, 0.4% tender 6/24/13, CP mode	200,000	200,000
Series 1993 B, 0.45% tender 7/12/13, CP mode	1,650,000	1,650,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 6/11/13, CP mode (e)	300,000	300,000
		5,890,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.4% tender 6/11/13, CP mode (e)	2,900,000	2,900,000
Series 1992 A, 0.45% tender 6/25/13, CP mode (e)	2,500,000	2,500,000
		5,400,000
New Jersey - 31.3%
Belmar Gen. Oblig. BAN:
1% 10/25/13	1,700,000	1,704,391
1.25% 3/14/14	12,200,000	12,255,155
Bergen County Gen. Oblig. Bonds Series 2012 C, 1% 12/1/13	2,100,000	2,107,871
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2012, 2% 10/8/13	8,400,000	8,444,297
Burlington County Gen. Oblig. BAN:
Series 2012 C, 1.5% 9/6/13	32,200,000	32,308,375
Series 2012 D, 1.25% 12/26/13	18,584,718	18,692,403
Cape May Gen. Oblig.:
BAN 1.5% 7/19/13	18,145,000	18,171,129
Bonds Series 2012, 0.05% 8/15/13	1,900,000	1,898,832
Carteret Gen. Oblig. BAN 1.5% 10/18/13	8,900,000	8,924,200
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Chatham Township Gen. Oblig. BAN 1.5% 7/19/13	$ 6,478,000	$ 6,487,072
Clark Township Gen. Oblig. BAN 1% 3/21/14	8,300,000	8,345,097
Cliffside Park Gen. Oblig. BAN 1.5% 7/24/13	8,000,000	8,012,836
Cranbury Township Gen. Oblig. BAN 1.5% 1/10/14	4,018,500	4,041,937
Denville Township BAN 1.5% 10/17/13	4,066,730	4,084,658
Englewood Gen. Oblig. BAN Series 2013 A, 1.25% 5/2/14	25,300,000	25,475,564
Essex County Gen. Oblig. TAN Series 2013 A, 1% 11/20/13	16,800,000	16,865,158
Florham Park Gen. Oblig. BAN:
1% 10/24/13	5,010,000	5,025,536
1.25% 10/24/13	1,916,000	1,921,679
Franklin Lakes Gen. Oblig. BAN 1.5% 10/25/13	3,129,575	3,144,161
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2005 B, 6.375% 11/1/13	4,000,000	4,103,638
Hopatcong Borough Gen. Oblig. BAN 1.5% 8/2/13	11,092,000	11,113,008
Hopewell Township Gen. Oblig. BAN:
Series 2013 A, 1% 4/11/14	3,824,378	3,848,658
1% 4/11/14	23,928,783	24,094,609
1.25% 6/7/13	3,925,666	3,926,315
Lacey Township Gen. Oblig. BAN Series 2012 B, 1.25% 7/18/13	5,400,000	5,404,142
Livingston Township Gen. Oblig. BAN 1.25% 2/13/14	11,900,000	11,981,835
Mahwah Township Gen. Oblig. BAN 1.5% 8/9/13	5,400,000	5,412,822
Mercer County Gen. Oblig.:
BAN Series 2012 A, 1.5% 12/5/13	31,700,000	31,905,685
Bonds Series 2012, 1% 2/1/14	2,910,000	2,925,811
Middlesex County Gen. Oblig. BAN 1% 6/6/14	29,400,000	29,643,432
Morris Township Gen. Oblig. BAN 1.5% 11/15/13	15,400,000	15,486,384
New Jersey Bldg. Auth. State Bldg. Rev. Bonds:
Series 2007 A, 5% 6/15/13	1,085,000	1,086,934
Series 2011 A, 3.5% 6/15/13	1,000,000	1,001,250
New Jersey Econ. Dev. Auth. Rev. Bonds (Keystone Urban Renewal Proj.) Series 1992, 0.25% tender 6/10/13, LOC BNP Paribas SA, CP mode (e)	9,200,000	9,200,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Bonds:
Series 2009, 5% 12/15/13 (Escrowed to Maturity)	3,900,000	4,000,640
Series 2011 GG, 3% 9/1/13	6,430,000	6,474,616
5% 9/1/13	1,860,000	1,882,051
5% 9/1/13 (Escrowed to Maturity)	4,240,000	4,290,267
New Jersey Edl. Facilities Auth. Rev. Bonds:
Series 2003 D, 5.25% 7/1/13 (Pre-Refunded to 7/1/13 @ 100)	2,775,000	2,786,453
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev. Bonds: - continued
Series 2005 A, 5% 9/1/13	$ 1,500,000	$ 1,517,769
Series 2010 B, 5% 7/1/13	2,700,000	2,710,659
Series 2012 B, 2% 7/1/13	2,140,000	2,142,505
New Jersey Envir. Infrastructure Trust Bonds Series 2012, 2% 9/1/13	1,000,000	1,004,436
New Jersey Gen. Oblig. Bonds:
Series 2001 I, 5.25% 7/1/13	1,000,000	1,004,162
Series 2010 Q, 4% 8/15/13	13,355,000	13,459,268
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds Series 2012, 3% 7/1/13	775,000	776,423
New Jersey Tobacco Settlement Fing. Corp. Bonds Series 2003:
6.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	24,155,000	24,155,000
6.375% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	12,675,000	12,675,000
6.75% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	32,090,000	32,090,000
7% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	15,630,000	15,630,000
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2001 C, 5.5% 12/15/13	3,000,000	3,085,345
Series 2003 A, 5.5% 12/15/13	4,245,000	4,365,849
Series 2005 A, 5.25% 12/15/13	3,455,000	3,548,718
Series 2011 B, 4% 6/15/13 (Escrowed to Maturity)	4,300,000	4,306,039
Series 2013 A, 1% 12/15/13	5,960,000	5,985,289
North Brunswick Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/7/13	22,600,000	22,653,787
Oakland Gen. Oblig. BAN 1.25% 2/7/14	8,103,020	8,145,709
Ocean City Gen. Oblig. BAN 1.5% 6/21/13	9,350,000	9,355,251
Ocean Township Gen. Oblig. BAN Series 2012, 1.5% 12/18/13	13,941,890	14,008,689
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	23,500,000	23,631,423
Princeton Township Gen. Oblig. BAN 1.5% 11/1/13	4,000,000	4,021,060
Randolph Township Gen. Oblig. BAN 1.25% 3/26/14	7,045,000	7,098,319
Ridgewood Gen. Oblig. BAN 1.5% 6/21/13	12,573,300	12,580,360
River Vale Township Gen. Oblig. BAN 1.25% 10/14/13	15,400,000	15,448,962
Robbinsville Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/6/13	14,445,351	14,476,048
Rutgers State Univ. Rev. Series 2013 B:
0.14% 8/6/13, CP	20,700,000	20,700,000
0.15% 6/18/13, CP	15,990,000	15,990,000
0.15% 6/18/13, CP	19,700,000	19,700,000
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Somerset County Gen. Oblig. Bonds Series 2012 B, 2% 7/15/13	$ 1,820,000	$ 1,823,697
Sussex County Gen. Oblig. BAN:
1.25% 6/28/13	13,600,000	13,610,431
1.25% 9/17/13	4,250,000	4,262,534
Township of Lawrence BAN 1.5% 7/26/13	4,752,000	4,758,831
Union County Gen. Oblig. Bonds Series 2012 A, 3% 3/1/14	4,060,000	4,144,289
Upper Saddle River Gen. Oblig. BAN 1.25% 2/21/14	5,007,652	5,040,974
Verona Township Gen. Oblig. BAN:
1.5% 7/25/13	3,643,700	3,650,024
1.5% 8/9/13	6,200,000	6,213,186
Watchung Gen. Oblig. BAN 1.25% 2/28/14	4,381,200	4,406,536
West Caldwell Township BAN 1.5% 7/11/13	7,300,000	7,307,637
West Milford Township Gen. Oblig. BAN 1% 4/11/14	9,382,303	9,433,718
		749,396,828
New York & New Jersey - 3.6%
Port Auth. of New York & New Jersey:
Bonds:
131st Series 5% 12/15/13 (e)	1,000,000	1,011,810
139th Series, 5% 10/1/13 (e)	4,020,000	4,083,890
Series 2013 A:
0.16% 8/1/13, CP (e)	14,420,000	14,420,000
0.17% 6/6/13, CP (e)	2,385,000	2,385,000
0.17% 7/2/13, CP (e)	21,070,000	21,070,000
0.17% 7/10/13, CP (e)	2,200,000	2,200,000
0.17% 8/1/13, CP (e)	1,675,000	1,675,000
0.17% 8/6/13, CP (e)	8,920,000	8,920,000
0.17% 9/10/13, CP (e)	2,635,000	2,635,000
Series 2013 B:
0.15% 6/11/13, CP	5,235,000	5,235,000
0.15% 6/18/13, CP	7,500,000	7,500,000
0.17% 7/9/13, CP	1,405,000	1,405,000
0.18% 9/5/13, CP	6,200,000	6,200,000
Series 2013, 0.17% 6/11/13, CP (e)	7,490,000	7,490,000
		86,230,700
South Carolina - 0.1%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.4% tender 6/3/13, CP mode	2,400,000	2,400,000
Other Municipal Debt - continued
	Principal Amount	Value
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 6/14/13, CP mode (e)	$ 300,000	$ 300,000
TOTAL OTHER MUNICIPAL DEBT (Cost $857,672,528)		857,672,528
Investment Company - 3.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.14% (c)(d) (Cost $86,618,000)	86,618,000	86,618,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $2,434,531,071)		2,434,531,071
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(41,080,908)
NET ASSETS - 100%		$ 2,393,450,163
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,460,000 or 0.3% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,055,000 or 2.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series WF11 60 C, 0.2%, tender 9/5/13 (Liquidity Facility Wells Fargo Bank NA)	3/15/13	$ 3,755,000
Port Auth. of New York & New Jersey Series 1991 1, 0.2% 7/1/13, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.2% 7/1/13, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.17% 7/1/13, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.2% 7/1/13, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.2% 7/1/13, VRDN	8/9/02	$ 10,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.17% 7/1/13, VRDN	10/26/12	$ 1,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 160,094
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,347,913,071)	$ 2,347,913,071
Fidelity Central Funds (cost $86,618,000)	86,618,000
Total Investments (cost $2,434,531,071)		$ 2,434,531,071
Cash		46,516
Receivable for fund shares sold		27,543,410
Interest receivable		7,834,676
Distributions receivable from Fidelity Central Funds		15,456
Prepaid expenses		845
Other receivables		1,236
Total assets		2,469,973,210

Liabilities
Payable for investments purchased	$ 53,738,041
Payable for fund shares redeemed	21,792,020
Distributions payable	619
Accrued management fee	389,729
Other affiliated payables	577,385
Other payables and accrued expenses	25,253
Total liabilities		76,523,047

Net Assets		$ 2,393,450,163
Net Assets consist of:
Paid in capital		$ 2,393,463,116
Undistributed net investment income		2,763
Accumulated undistributed net realized gain (loss) on investments		(15,716)
Net Assets, for 2,391,809,853 shares outstanding		$ 2,393,450,163
Net Asset Value, offering price and redemption price per share ($2,393,450,163 ÷ 2,391,809,853 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Interest		$ 2,149,905
Income from Fidelity Central Funds		160,094
Total income		2,309,999

Expenses
Management fee	$ 4,391,756
Transfer agent fees	1,545,639
Accounting fees and expenses	113,649
Custodian fees and expenses	14,606
Independent trustees' compensation	4,482
Registration fees	28,881
Audit	20,319
Legal	3,465
Miscellaneous	8,429
Total expenses before reductions	6,131,226
Expense reductions	(3,944,109)	2,187,117
Net investment income (loss)		122,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,203
Net increase in net assets resulting from operations		$ 131,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,882	$ 221,567
Net realized gain (loss)	8,203	44,263
Net increase in net assets resulting from operations	131,085	265,830
Distributions to shareholders from net investment income	(120,119)	(220,458)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,315,375,383	5,431,216,836
Reinvestment of distributions	116,246	215,933
Cost of shares redeemed	(3,176,975,099)	(5,313,856,569)
Net increase (decrease) in net assets and shares resulting from share transactions	138,516,530	117,576,200
Total increase (decrease) in net assets	138,527,496	117,621,572

Net Assets
Beginning of period	2,254,922,667	2,137,301,095
End of period (including undistributed net investment income of $2,763 and $0, respectively)	$ 2,393,450,163	$ 2,254,922,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.019
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.019
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.019)
Distributions from net realized gain (loss)	-	-	-	-	-	- F
Total distributions	- F	- F	- F	- F	(.001)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.01%	.11%	1.90%
Ratios to Average Net Assets D,E
Expenses before reductions	.51% A	.51%	.51%	.51%	.55%	.52%
Expenses net of fee waivers, if any	.18% A	.22%	.25%	.30%	.51%	.52%
Expenses net of all reductions	.18% A	.22%	.25%	.30%	.51%	.44%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.11%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,393,450	$ 2,254,923	$ 2,137,301	$ 2,075,946	$ 2,241,592	$ 2,598,967

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Funds. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity New Jersey Municipal IncomeFund	$ 626,060,488	$ 43,309,699	$ (2,536,728)	$ 40,772,971
Fidelity New Jersey Municipal Money Market Fund	2,434,531,071	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2017	2019	Total with expiration
Fidelity New Jersey Municipal Money Market Fund	$ (58,999)	$ (39)	$ (59,038)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $80,092,381 and $61,148,994, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$ 902

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,935,194.

Semiannual Report

7. Expense Reductions - continued

In addition, through arrangements with the Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity New Jersey Municipal Income Fund	$ 4,112	$ 2,704	$ 5
Fidelity New Jersey Municipal Money Market Fund	6,163	2,675	77

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NJN-USAN-0713
1.786819.110

Fidelity®

New Jersey AMT
Tax-Free Money Market Fund -

Fidelity New Jersey AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

May 31, 2013

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity New Jersey AMT Tax-Free Money Market Fund or 1-877-208-0098 for Institutional Class or Service Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
New Jersey AMT Tax-Free Money Market	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Institutional Class	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Service Class	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/13	% of fund's investments 11/30/12	% of fund's investments 5/31/12
1 - 7	63.5	69.0	67.6
8 - 30	5.1	6.2	7.7
31 - 60	9.3	5.8	5.5
61 - 90	5.4	2.7	7.1
91 - 180	7.3	2.6	6.1
> 180	9.4	13.7	6.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/13	11/30/12	5/31/12
Fidelity New Jersey AMT Tax-Free Money Market Fund	47 Days	49 Days	36 Days
New Jersey Tax-Free Money Market Funds Average*	41 Days	48 Days	40 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/13	11/30/12	5/31/12
Fidelity New Jersey AMT Tax-Free Money Market Fund	47 Days	49 Days	36 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
Variable Rate Demand Notes (VRDNs) 62.8%	Variable Rate Demand Notes (VRDNs) 64.5%
Other Municipal Debt 34.6%	Other Municipal Debt 30.1%
Investment Companies 4.6%	Investment Companies 6.9%
Net Other Assets (Liabilities)** (2.0)%	Net Other Assets (Liabilities)** (1.5)%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	5/31/13	2/28/13	11/30/12	8/31/12	5/31/12

New Jersey AMT Tax-Free Money Market	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.01%	0.01%	0.01%	0.02%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2013, the most recent period shown in the table, would have been -0.10% for New Jersey AMT Tax-Free Money Market, -0.05% for Institutional Class and -0.30% for Service Class.

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.8%
	Principal Amount	Value
Arizona - 0.3%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)	$ 1,285,000	$ 1,285,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.27% 6/7/13, VRDN (b)	950,000	950,000
Florida - 0.4%
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.14% 6/7/13, LOC Bank of America NA, VRDN (b)	1,790,000	1,790,000
Louisiana - 0.4%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.33% 6/7/13, VRDN (b)	500,000	500,000
0.33% 6/7/13, VRDN (b)	1,500,000	1,500,000
		2,000,000
Minnesota - 0.3%
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.14% 6/7/13, LOC Deutsche Bank AG, VRDN (b)	1,400,000	1,400,000
New Jersey - 43.2%
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,190,000	4,190,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.11% 6/7/13, LOC Bank of New York, New York, VRDN (b)	27,705,000	27,704,999
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.1% 6/7/13, LOC Barclays Bank PLC, VRDN (b)	11,805,000	11,805,000
Series 2003 A2, 0.1% 6/7/13, LOC Barclays Bank PLC, VRDN (b)	13,750,000	13,750,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.14% 6/7/13, LOC Citibank NA, VRDN (b)	2,000,000	2,000,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (Natural Gas Co. Proj.) Series 2011 A, 0.07% 6/3/13, VRDN (b)	6,200,000	6,200,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. (The Hun School of Princeton Proj.) Series 2004, 0.11% 6/7/13, LOC PNC Bank NA, VRDN (b)	2,925,000	2,925,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 14043, 0.14% 6/7/13 (Liquidity Facility Deutsche Postbank AG) (b)(e)	5,285,000	5,285,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.13% 6/7/13, LOC Bank of America NA, VRDN (b)	$ 24,925,000	$ 24,925,000
Series 2008 C, 0.1% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)	17,100,000	17,100,000
(East Orange Gen. Hosp. Proj.) Series 2006 A2, 0.11% 6/7/13, LOC PNC Bank NA, VRDN (b)	1,060,000	1,060,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.1% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)	17,335,000	17,335,000
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2004, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	3,295,000	3,295,000
(Virtua Health Proj.) Series 2009 D, 0.1% 6/7/13, LOC TD Banknorth, NA, VRDN (b)	800,000	800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.13% 6/7/13, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 A, 0.11% 6/7/13, LOC JPMorgan Chase Bank, VRDN (b)	16,300,000	16,300,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	18,890,000	18,890,000
Series 2009 D, 0.11% 6/7/13, LOC Wells Fargo Bank NA, VRDN (b)	12,100,000	12,100,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.29% 6/7/13, VRDN (b)	2,300,000	2,300,000
		197,264,999
New Jersey/Pennsylvania - 6.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.11% 6/7/13, LOC Bank of America NA, VRDN (b)	11,600,000	11,600,000
Series 2010 B, 0.1% 6/7/13, LOC Barclays Bank PLC, VRDN (b)	12,700,000	12,700,000
Series 2010 C, 0.16% 6/7/13, LOC Bank of New York, New York, VRDN (b)	4,550,000	4,550,000
		28,850,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.3%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.23% 6/7/13, LOC KeyBank NA, VRDN (b)	$ 100,000	$ 100,000
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.18% 6/7/13, LOC RBS Citizens NA, VRDN (b)	1,000,000	1,000,000
		1,100,000
New York & New Jersey - 9.6%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 3264, 0.15% 6/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	7,650,000	7,650,000
Series Putters 1546, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,385,000	8,385,000
Series ROC II R 664, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (b)(e)	4,885,000	4,885,000
Series 1992 2, 0.17% 7/1/13, VRDN (b)(f)	6,900,000	6,900,000
Series 1997 1, 0.17% 7/1/13, VRDN (b)(f)	8,900,000	8,900,000
Series 1997 2, 0.17% 7/1/13, VRDN (b)(f)	6,900,000	6,900,000
		43,620,000
North Carolina - 0.4%
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.15% 6/7/13, LOC Branch Banking & Trust Co., VRDN (b)	975,000	975,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 6/7/13, LOC Cr. Industriel et Commercial, VRDN (b)	600,000	600,000
		1,575,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.3% 6/7/13, VRDN (b)	1,800,000	1,800,000
Series B, 0.22% 6/7/13, VRDN (b)	100,000	100,000
		1,900,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33% 6/7/13, LOC KBC Bank NV, VRDN (b)	100,000	100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 0.3%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.12% 6/7/13, LOC Barclays Bank PLC NY Branch, VRDN (b)	$ 1,415,000	$ 1,415,000
Tennessee - 0.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.17% 6/3/13, LOC Bank of America NA, VRDN (b)	1,315,000	1,315,000
Texas - 0.4%
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (b)(e)	2,000,000	2,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $286,564,999)		286,564,999
Other Municipal Debt - 34.6%

Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 6/25/13, CP mode	800,000	800,000
Series 1993 B, 0.45% tender 7/12/13, CP mode	1,400,000	1,400,000
		2,200,000
New Jersey - 30.5%
Belmar Gen. Oblig. BAN 1.25% 3/14/14	2,320,000	2,330,489
Bergen County Gen. Oblig. Bonds Series 2010 A, 2.5% 11/1/13	1,000,000	1,009,593
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2012, 2% 10/8/13	2,000,000	2,010,547
Burlington County Gen. Oblig.:
BAN Series 2012 C, 1.5% 9/6/13	8,004,800	8,031,742
Bonds Series 2013 A, 2% 5/15/14	1,472,000	1,496,640
Cape May Gen. Oblig. BAN 1.5% 7/19/13	4,600,000	4,606,624
Carteret Gen. Oblig. BAN 1.5% 10/18/13	2,018,000	2,023,487
Clark Township Gen. Oblig. BAN 1% 3/21/14	1,700,000	1,709,237
Cliffside Park Gen. Oblig. BAN 1.5% 7/24/13	2,000,000	2,003,209
Cranbury Township Gen. Oblig. BAN 1.5% 1/10/14	1,000,000	1,005,832
Denville Township BAN 1.5% 10/17/13	1,000,000	1,004,408
Englewood Gen. Oblig. BAN:
Series 2013 A, 1.25% 5/2/14	4,900,684	4,934,691
1.25% 12/20/13	2,900,000	2,909,559
Essex County Gen. Oblig. TAN Series 2013 A, 1% 11/20/13	3,200,000	3,212,411
Florham Park Gen. Oblig. BAN 1% 10/24/13	1,000,000	1,003,101
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Franklin Lakes Gen. Oblig. BAN 1.5% 10/25/13	$ 1,000,000	$ 1,004,661
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series 2012 A, 2% 11/1/13	2,325,000	2,342,642
Hopatcong Borough Gen. Oblig. BAN 1.5% 8/2/13	2,800,000	2,805,303
Hopewell Township Gen. Oblig. BAN 1% 4/11/14 (a)	4,600,000	4,631,878
Lacey Township Gen. Oblig. BAN Series 2012 B, 1.25% 7/18/13	1,400,000	1,401,074
Livingston Township Gen. Oblig. BAN 1.25% 2/13/14	2,500,000	2,517,192
Mahwah Township Gen. Oblig. BAN 1.5% 8/9/13	1,400,000	1,403,324
Mercer County Gen. Oblig. BAN Series 2012 A, 1.5% 12/5/13	7,300,000	7,347,366
Middlesex County Gen. Oblig. BAN:
1% 6/6/14	5,600,000	5,646,368
1.5% 6/6/13	2,281,000	2,281,374
Morris Township Gen. Oblig. BAN 1.5% 11/15/13	3,600,000	3,620,194
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Bonds:
Series 2011 GG, 3% 9/1/13	1,000,000	1,006,960
5% 9/1/13	420,000	424,979
5% 9/1/13 (Escrowed to Maturity)	980,000	991,618
New Jersey Envir. Infrastructure Trust Bonds 5% 9/1/13	985,000	996,773
New Jersey Gen. Oblig. Bonds Series 2010 Q, 4% 8/15/13	2,100,000	2,116,324
New Jersey Tobacco Settlement Fing. Corp. Bonds Series 2003:
6.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	3,175,000	3,175,000
6.375% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,215,000	4,215,000
6.75% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	1,090,000	1,090,000
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2003 A, 5.5% 12/15/13	345,000	354,344
Series 2004 B, 5.25% 12/15/13	500,000	513,131
Series 2005 A, 5.25% 12/15/13	1,890,000	1,941,221
Series 2011 B, 4% 6/15/13 (Escrowed to Maturity)	1,000,000	1,001,462
North Brunswick Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/7/13	5,778,500	5,792,253
Oakland Gen. Oblig. BAN 1.25% 2/7/14	1,700,000	1,708,956
Ocean Township Gen. Oblig. BAN Series 2012, 1.5% 12/18/13	3,200,000	3,215,332
Ramsey School District BAN 1.5% 7/22/13	2,500,000	2,502,599
Randolph Township Gen. Oblig. BAN 1.25% 3/26/14	1,400,000	1,410,596
Ridgewood Gen. Oblig. BAN 1.5% 6/21/13	3,200,000	3,201,797
River Vale Township Gen. Oblig. BAN 1.25% 10/14/13	3,100,000	3,109,856
Other Municipal Debt - continued
	Principal Amount	Value
New Jersey - continued
Robbinsville Township Gen. Oblig. BAN Series 2012 A, 1.5% 8/6/13	$ 3,700,000	$ 3,707,863
Rutgers State Univ. Rev. Series 2013 B:
0.14% 8/6/13, CP	5,300,000	5,300,000
0.15% 6/18/13, CP	3,200,000	3,200,000
0.15% 6/18/13, CP	3,970,000	3,970,000
Sussex County Gen. Oblig. BAN:
1.25% 6/28/13	3,400,000	3,402,608
1.25% 9/17/13	1,000,000	1,002,949
Township of Lawrence BAN 1.5% 7/26/13	1,200,000	1,201,725
Verona Township Gen. Oblig. BAN:
1.5% 7/25/13	1,000,000	1,001,736
1.5% 8/9/13	1,598,000	1,601,398
West Caldwell Township BAN 1.5% 7/11/13	1,810,960	1,812,855
		139,262,281
New York - 0.4%
New York Pwr. Auth. Series 2, 0.16% 8/7/13, CP	2,005,000	2,005,000
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey Series 2013 B:
0.15% 6/11/13, CP	1,200,000	1,200,000
0.15% 6/18/13, CP	7,035,000	7,035,000
0.16% 7/10/13, CP	4,650,000	4,650,000
0.17% 8/14/13, CP	500,000	500,000
0.18% 9/5/13, CP	1,200,000	1,200,000
		14,585,000
TOTAL OTHER MUNICIPAL DEBT (Cost $158,052,281)		158,052,281
Investment Company - 4.6%
	Shares	Value
Fidelity Tax-Free Cash Central Fund, 0.12% (c)(d) (Cost $20,761,000)	$ 20,761,000	$ 20,761,000
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $465,378,280)		465,378,280
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(9,129,128)
NET ASSETS - 100%		$ 456,249,152
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,700,000 or 5.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.17% 7/1/13, VRDN	2/14/92	$ 6,900,000
1997 1, 0.17% 7/1/13, VRDN	8/9/02	$ 8,900,000
1997 2, 0.17% 7/1/13, VRDN	9/15/97	$ 6,900,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 23,542
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $444,617,280)	$ 444,617,280
Fidelity Central Funds (cost $20,761,000)	20,761,000
Total Investments (cost $465,378,280)		$ 465,378,280
Cash		53,510
Receivable for fund shares sold		59,439
Interest receivable		1,302,730
Distributions receivable from Fidelity Central Funds		3,450
Receivable from investment adviser for expense reductions		10,558
Other receivables		303
Total assets		466,808,270

Liabilities
Payable for investments purchased Regular delivery	$ 5,646,368
Delayed delivery	4,631,878
Payable for fund shares redeemed	112,989
Distributions payable	284
Accrued management fee	76,549
Other affiliated payables	91,050
Total liabilities		10,559,118

Net Assets		$ 456,249,152
Net Assets consist of:
Paid in capital		$ 456,277,426
Distributions in excess of net investment income		(4,639)
Accumulated undistributed net realized gain (loss) on investments		(23,635)
Net Assets		$ 456,249,152

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2013 (Unaudited)

New Jersey AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($184,428,983 ÷ 184,101,704 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($271,752,973 ÷ 271,366,629 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($67,196 ÷ 67,099 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2013 (Unaudited)

Investment Income
Interest		$ 438,160
Income from Fidelity Central Funds		23,542
Total income		461,702

Expenses
Management fee	$ 485,837
Transfer agent fees	169,710
Distribution and service plan fees	84
Independent trustees' compensation	943
Total expenses before reductions	656,574
Expense reductions	(216,994)	439,580
Net investment income (loss)		22,122
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,091)
Net increase in net assets resulting from operations		$ 20,031

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,122	$ 80,871
Net realized gain (loss)	(2,091)	27,266
Net increase in net assets resulting from operations	20,031	108,137
Distributions to shareholders from net investment income	(26,761)	(76,249)
Distributions to shareholders from net realized gain	-	(81,856)
Total distributions	(26,761)	(158,105)
Share transactions - net increase (decrease)	(55,495,723)	(103,812,013)
Total increase (decrease) in net assets	(55,502,453)	(103,861,981)

Net Assets
Beginning of period	511,751,605	615,613,586
End of period (including distributions in excess of net investment income of $4,639 and $0, respectively)	$ 456,249,152	$ 511,751,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New Jersey AMT Tax-Free Money Market

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from InvestmentOperations
Net investment income (loss)	- F	- F	- F	- F	.003	.021
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.003	.021
Distributions from net investment income	- F	- F	- F	- F	(.003)	(.021)
Distributions from net realized gain (loss)	-	- F	-	-	- F	- F
Total distributions	- F	- F	- F	- F	(.003)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.03%	.01%	.01%	.27%	2.10%
Ratios to Average Net Assets D, E
Expenses before reductions	.30% A	.30%	.30%	.30%	.34%	.31%
Expenses net of fee waivers, if any	.18% A	.21%	.23%	.28%	.34%	.31%
Expenses net of all reductions	.18% A	.21%	.23%	.28%	.34%	.24%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.28%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,429	$ 194,184	$ 243,463	$ 302,325	$ 433,202	$ 644,791

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.004	.022
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.004	.022
Distributions from net investment income	- F	- F	- F	(.001)	(.004)	(.022)
Distributions from net realized gain (loss)	-	- F	-	-	- F	- F
Total distributions	- F	- F	- F	(.001)	(.004)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.03%	.05%	.09%	.37%	2.20%
Ratios to Average Net Assets D, E
Expenses before reductions	.25% A	.25%	.25%	.25%	.29%	.26%
Expenses net of fee waivers, if any	.18% A	.20%	.19%	.20%	.24%	.21%
Expenses net of all reductions	.18% A	.20%	.19%	.20%	.24%	.14%
Net investment income (loss)	.01% A	.02%	.05%	.09%	.38%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,753	$ 317,501	$ 372,083	$ 451,833	$ 624,266	$ 842,271

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from InvestmentOperations
Net investment income (loss)	- F	- F	- F	- F	.002	.019
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.002	.019
Distributions from net investment income	- F	- F	- F	- F	(.002)	(.019)
Distributions from net realized gain (loss)	-	- F	-	-	- F	- F
Total distributions	- F	- F	- F	- F	(.002)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.03%	.01%	.01%	.17%	1.95%
Ratios to Average Net Assets D, E
Expenses before reductions	.51% A	.50%	.50%	.50%	.55%	.51%
Expenses net of fee waivers, if any	.18% A	.21%	.24%	.28%	.46%	.46%
Expenses net of all reductions	.18% A	.21%	.24%	.28%	.46%	.39%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.17%	1.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 67	$ 67	$ 67	$ 107	$ 129	$ 261

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 465,378,280

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (21,927)
2018	(1,398)
Total capital loss carryforward	$ (23,325)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, FMR pays class level expenses for New Jersey AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 84	$ 1

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The transfer agent fee for each class is paid to Citibank. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
New Jersey AMT Tax-Free Money Market	$ 95,874.10
Institutional Class	73,818.05
Service Class	18.05
	$ 169,710

* Annualized

During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $74,671 and $18, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
New Jersey AMT Tax-Free Money Market	$ 114,222
Institutional Class	26,169
Service Class	90

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,824.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
New Jersey AMT Tax-Free Money Market	$ 9,539	$ 21,813
Institutional Class	17,218	54,429
Service Class	4	7
Total	$ 26,761	$ 76,249
From net realized gain
New Jersey AMT Tax-Free Money Market	$ -	$ 31,506
Institutional Class	-	50,340
Service Class	-	10
Total	$ -	$ 81,856

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
New Jersey AMT Tax-Free Money Market Shares sold	29,901,813	40,311,655
Reinvestment of distributions	8,903	49,869
Shares redeemed	(39,676,873)	(89,600,094)
Net increase (decrease)	(9,766,157)	(49,238,570)
Institutional Class Shares sold	8,472,487	29,156,180
Reinvestment of distributions	16,052	98,458
Shares redeemed	(54,218,108)	(83,828,098)
Net increase (decrease)	(45,729,569)	(54,573,460)
Service Class
Reinvestment of distributions	3	17
Net increase (decrease)	3	17

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research Company
(U.K.) Inc.

Fidelity Management & Research Company
(Hong Kong) Limited

Fidelity Management & Research Company
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SNJ-USAN-0713
1.850772.106

Fidelity®

Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Connecticut Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 983.00	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Connecticut Municipal Money Market Fund	.15%
Actual		$ 1,000.00	$ 1,000.05	$ .75
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	51.6	49.4
Health Care	11.9	11.4
Water & Sewer	10.7	11.9
Special Tax	10.3	9.5
Education	8.2	8.6
Weighted Average Maturity as of May 31, 2013
		6 months ago
Years	6.1	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of May 31, 2013
6 months ago
Years	6.6	6.1

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
AAA 9.8%	AAA 11.4%
AA,A 82.6%	AA,A 79.0%
BBB 5.2%	BBB 5.1%
Not Rated 0.9%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Connecticut - 92.1%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,489,093
4.5% 8/15/21	1,225,000	1,378,615
4.5% 8/15/22	1,325,000	1,481,973
5% 8/15/18	1,500,000	1,747,860
5% 8/15/19	750,000	869,235
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	859,373
Series 2010 B, 4% 10/15/19	1,110,000	1,268,330
Bridgeport Gen. Oblig.:
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,386,422
Series 2006 B:
5% 12/1/17 (FSA Insured)	1,830,000	2,048,905
5% 12/1/18 (FSA Insured)	1,635,000	1,825,854
Series 2012 A:
5% 2/15/23	3,510,000	4,058,122
5% 2/15/24	2,490,000	2,852,121
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,776,354
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (a)(b)	6,500,000	6,539,650
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	5,179,100
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,305,573
Series 2006 D:
5% 11/1/24	17,980,000	20,195,316
5% 11/1/25	10,000,000	11,193,000
Series 2006 F, 5% 12/1/21	14,000,000	15,894,760
Series 2007 D, 5% 12/1/19	1,745,000	2,027,306
Series 2008 A, 5% 4/15/27	5,000,000	5,641,950
Series 2008 B, 5% 4/15/28	4,000,000	4,490,000
Series 2011 D:
5% 11/1/24	4,810,000	5,708,412
5% 11/1/25	10,000,000	11,776,600
Series 2012 B:
5% 4/15/24	11,875,000	14,189,913
5% 4/15/25	7,460,000	8,836,221
Series 2012 C, 5% 6/1/22	3,020,000	3,692,463
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2012 D:
5% 9/15/31	$ 3,250,000	$ 3,755,765
5% 9/15/32	4,860,000	5,586,667
Series 2013 A, 5% 3/1/27	11,480,000	13,587,039
5% 10/15/30	4,275,000	4,968,149
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,407,190
Series M, 5% 7/1/34	1,000,000	1,095,900
Series O, 5% 7/1/40	2,000,000	2,122,080
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,268,771
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,180,210
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,915,000	2,259,432
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,291,380
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,253,020
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,114,260
5% 7/1/18	1,000,000	1,127,020
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,588,758
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,404,250
5% 7/1/30	2,000,000	2,261,300
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,064,850
(Yale Univ. Proj.):
Series Y1, 5% 7/1/35	5,000,000	5,338,750
Series Z1, 5% 7/1/42	3,335,000	3,658,829
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,453,649
5% 7/1/18 (AMBAC Insured)	3,020,000	3,344,831
5% 7/1/19 (AMBAC Insured)	2,035,000	2,244,178
5% 7/1/31 (AMBAC Insured)	5,000,000	5,371,950
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	4,790,000	4,894,757
Series 2011 M, 5.375% 7/1/41	5,485,000	6,020,555
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Series 2013 N:
5% 7/1/24	$ 400,000	$ 473,676
5% 7/1/25	300,000	351,534
Series A:
5% 7/1/20	4,855,000	5,610,001
5% 7/1/21	800,000	920,120
5% 7/1/41	3,000,000	3,190,230
Series C:
5% 7/1/20	465,000	548,170
5% 7/1/22	425,000	500,561
5% 7/1/24	1,000,000	1,167,310
Series D:
5% 7/1/21	2,975,000	3,456,563
5% 7/1/23	3,335,000	3,824,178
Series G, 5% 7/1/39	1,000,000	1,100,460
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,610,371
Series H1, 5% 7/1/41	1,250,000	1,351,600
Series J:
5% 11/1/24	1,390,000	1,635,808
5% 11/1/25	1,465,000	1,710,842
Series N:
5% 7/1/20	1,250,000	1,441,763
5% 7/1/21	610,000	701,116
5% 7/1/21	1,940,000	2,174,915
5% 7/1/22	2,035,000	2,263,124
5% 7/1/23	1,500,000	1,690,710
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A:
5% 1/1/26	1,180,000	1,375,078
5% 1/1/28	1,000,000	1,150,940
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Series 2012 A:
5% 1/1/23	1,380,000	1,631,836
5% 1/1/25	875,000	1,017,161
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (b)	1,520,000	1,580,314
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2007 A:
5% 8/1/26	3,800,000	4,292,822
5% 8/1/27 (AMBAC Insured)	2,000,000	2,251,680
Series 2008 A, 5% 11/1/21	5,000,000	5,803,750
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2010 C, 5% 11/1/20	$ 1,085,000	$ 1,317,147
Series 2011 A, 5% 12/1/25	5,000,000	5,950,750
Series 2012 A:
5% 1/1/24	2,855,000	3,448,412
5% 1/1/25	4,000,000	4,790,080
5% 1/1/26	10,000,000	11,882,100
5% 1/1/28	1,000,000	1,173,500
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	2,065,490
5% 6/1/25	7,210,000	8,447,308
5% 6/1/26	2,000,000	2,337,060
Danbury Gen. Oblig.:
Series 2010 B, 5% 7/1/20	1,220,000	1,487,192
Series 2011:
5% 7/15/22	1,000,000	1,213,560
5% 7/15/23	1,300,000	1,562,600
5% 7/15/24	410,000	488,466
5% 7/15/25	350,000	413,872
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	290,334
4% 7/15/18	535,000	605,636
4% 7/15/19	335,000	380,372
4% 7/15/21	360,000	405,972
4% 7/15/22	325,000	361,498
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	943,828
5% 7/1/18	350,000	410,172
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,845,360
5% 7/1/18	1,000,000	1,196,250
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	794,730
4% 9/15/19	500,000	532,405
4% 9/15/20	250,000	264,808
Series A:
4% 9/15/20	1,445,000	1,642,069
4% 9/15/21	905,000	1,013,537
5% 9/15/19	325,000	394,856
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,055,010
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,068,640
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,464,415
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,163,040
Series 2012 A:
5% 4/1/20 (FSA Insured)	1,000,000	1,183,400
5% 4/1/21 (FSA Insured)	2,000,000	2,359,400
5% 4/1/22 (FSA Insured)	1,000,000	1,177,730
5% 4/1/24	2,500,000	2,897,550
Series 2013 A, 5% 4/1/27	1,645,000	1,879,396
Meriden Gen. Oblig. Series 2010 B, 5% 8/1/17	2,680,000	3,104,566
Monroe Gen. Oblig. Series 2009:
4% 5/1/14	800,000	827,416
5% 5/1/15	500,000	544,015
5% 5/1/18	500,000	589,725
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,364,677
5% 6/15/17 (AMBAC Insured) (b)	775,000	790,485
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,760,000	2,064,744
New Canaan Gen. Oblig. Series 2009 A, 5% 4/1/19	1,015,000	1,221,116
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	31,258
Series 2005, 5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,832,210
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,819,187
5% 11/1/16 (AMBAC Insured)	6,750,000	7,591,320
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,147,250
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,220,480
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,337,700
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,368,453
5% 11/1/17	1,900,000	2,170,237
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.: - continued
Series 2012 A: - continued
5% 11/1/18	$ 2,005,000	$ 2,317,259
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,613,285
New Milford Gen. Oblig. Series 2004, 5% 1/15/17 (AMBAC Insured)	1,025,000	1,174,373
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	711,216
Norwalk Gen. Oblig.:
Series 2010 B:
4.5% 7/1/21	1,465,000	1,704,352
5% 7/1/23	975,000	1,152,187
5% 7/1/26	625,000	725,700
Series 2011 A:
4% 7/1/22	1,000,000	1,123,010
4% 7/1/23	1,000,000	1,112,110
4% 7/1/24	1,000,000	1,105,940
Oxford Gen. Oblig. Series 2011:
4% 8/1/19	500,000	574,500
4% 8/1/20	200,000	228,028
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	600,000	671,628
4% 7/15/21	600,000	665,304
4% 7/15/22	600,000	656,244
4% 7/15/23	600,000	653,796
Reg'l. School District #15:
4% 7/1/16	750,000	821,010
4% 7/1/22	1,520,000	1,685,650
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,668,210
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,675,013
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,823,930
Eighth Series A, 5% 8/1/33	1,110,000	1,257,075
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,236,730
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,425,832
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	27,196,488
Twenty-Seventh Series, 5% 8/1/30	4,355,000	4,995,054
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	$ 4,520,000	$ 5,259,336
5% 7/1/18	3,600,000	4,286,844
Series 2011, 4% 7/1/23	1,045,000	1,178,467
Trumbull Gen. Oblig. Series 2009:
4% 9/15/17	850,000	954,992
4% 9/15/19	400,000	458,144
4% 9/15/20	525,000	593,261
4% 9/15/21	500,000	556,835
Univ. of Connecticut Gen. Oblig.:
Series 2010 A, 5% 2/15/29	2,805,000	3,229,088
Series 2011 A, 5% 2/15/27	3,000,000	3,467,370
Univ. of Connecticut Rev. Series 2012 A:
5% 11/15/21	1,000,000	1,218,140
5% 11/15/23	2,700,000	3,274,776
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,297,827
4% 8/1/22	1,000,000	1,106,680
4.25% 8/1/21	1,000,000	1,141,420
Waterbury Ct Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,895,223
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,256,111
Series 2009 B:
4.5% 7/1/20	1,375,000	1,583,354
5% 7/1/18	2,635,000	3,116,309
5% 7/1/19	1,000,000	1,195,350
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/20	2,195,000	2,700,377
5% 7/1/21	1,000,000	1,210,850
5% 7/1/22	1,210,000	1,446,507
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,621,955
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,107,420
5% 8/1/22	2,000,000	2,373,200
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	879,744
Series 2009, 5% 2/1/21	480,000	564,773
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Westport Gen. Oblig.: - continued
Series 2010:
4% 11/1/20	$ 1,050,000	$ 1,226,915
4% 11/1/21	1,000,000	1,151,130
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	352,314
5% 1/15/20	350,000	422,660
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	592,741
4% 7/15/19	500,000	551,120
4% 7/15/20	460,000	502,789
		527,883,424
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,022,290
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,269,961
		2,292,251
Puerto Rico - 5.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	2,035,000	2,537,849
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	503,823
Series CC, 5.25% 7/1/33	2,495,000	2,605,678
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,952,960
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,422,346
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,128,640
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	268,240
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,139,120
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,229,400
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	$ 1,300,000	$ 1,346,553
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	871,808
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,197,480
		32,203,897
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,511,293
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $539,068,475)	564,890,865
NET OTHER ASSETS (LIABILITIES) - 1.5%	8,385,701
NET ASSETS - 100%	$ 573,276,566
Security Type Abbreviations
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	51.6%
Health Care	11.9%
Water & Sewer	10.7%
Special Tax	10.3%
Education	8.2%
Others* (Individually Less Than 5%)	7.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $539,068,475)		$ 564,890,865
Cash		2,342,177
Receivable for fund shares sold		231,633
Interest receivable		7,532,212
Prepaid expenses		240
Other receivables		1,380
Total assets		574,998,507

Liabilities
Payable for fund shares redeemed	$ 893,548
Distributions payable	479,454
Accrued management fee	176,449
Transfer agent fee payable	110,656
Other affiliated payables	36,095
Other payables and accrued expenses	25,739
Total liabilities		1,721,941

Net Assets		$ 573,276,566
Net Assets consist of:
Paid in capital		$ 543,722,878
Undistributed net investment income		65,648
Accumulated undistributed net realized gain (loss) on investments		3,665,650
Net unrealized appreciation (depreciation) on investments		25,822,390
Net Assets, for 48,511,220 shares outstanding		$ 573,276,566
Net Asset Value, offering price and redemption price per share ($573,276,566 ÷ 48,511,220 shares)		$ 11.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2013 (Unaudited)

Investment Income
Interest		$ 9,678,596

Expenses
Management fee	$ 1,067,133
Transfer agent fees	224,124
Accounting fees and expenses	71,475
Custodian fees and expenses	3,555
Independent trustees' compensation	1,116
Registration fees	20,406
Audit	27,731
Legal	4,068
Miscellaneous	3,132
Total expenses before reductions	1,422,740
Expense reductions	(3,052)	1,419,688
Net investment income (loss)		8,258,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,703,392
Change in net unrealized appreciation (depreciation) on investment securities		(22,469,530)
Net gain (loss)		(18,766,138)
Net increase (decrease) in net assets resulting from operations		$ (10,507,230)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,258,908	$ 17,124,900
Net realized gain (loss)	3,703,392	3,244,261
Change in net unrealized appreciation (depreciation)	(22,469,530)	24,324,508
Net increase (decrease) in net assets resulting from operations	(10,507,230)	44,693,669
Distributions to shareholders from net investment income	(8,258,974)	(17,069,207)
Distributions to shareholders from net realized gain	(3,083,712)	(3,724,173)
Total distributions	(11,342,686)	(20,793,380)
Share transactions Proceeds from sales of shares	45,854,701	98,924,672
Reinvestment of distributions	7,603,230	13,985,491
Cost of shares redeemed	(63,565,341)	(78,034,109)
Net increase (decrease) in net assets resulting from share transactions	(10,107,410)	34,876,054
Redemption fees	1,653	1,067
Total increase (decrease) in net assets	(31,955,673)	58,777,410

Net Assets
Beginning of period	605,232,239	546,454,829
End of period (including undistributed net investment income of $65,648 and undistributed net investment income of $65,714, respectively)	$ 573,276,566	$ 605,232,239
Other Information Shares
Sold	3,819,676	8,231,110
Issued in reinvestment of distributions	635,502	1,164,938
Redeemed	(5,301,892)	(6,495,294)
Net increase (decrease)	(846,714)	2,900,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 11.76	$ 11.49	$ 11.46	$ 10.64	$ 11.32
Income from Investment Operations
Net investment income (loss) D	.169	.355	.378	.373	.407	.426
Net realized and unrealized gain (loss)	(.377)	.579	.313	.078	.879	(.651)
Total from investment operations	(.208)	.934	.691	.451	1.286	(.225)
Distributions from net investment income	(.169)	(.354)	(.377)	(.372)	(.408)	(.426)
Distributions from net realized gain	(.063)	(.080)	(.044)	(.049)	(.058)	(.030)
Total distributions	(.232)	(.434)	(.421)	(.421)	(.466)	(.456)
Redemption fees added to paid in capital D	- F	- F	- F	- F	- F	.001
Net asset value, end of period	$ 11.82	$ 12.26	$ 11.76	$ 11.49	$ 11.46	$ 10.64
Total Return B, C	(1.70)%	8.08%	6.18%	3.99%	12.31%	(2.06)%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49% A	.48%	.48%	.48%	.48%	.44%
Net investment income (loss)	2.83% A	2.95%	3.29%	3.23%	3.64%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 573,277	$ 605,232	$ 546,455	$ 601,507	$ 587,643	$ 462,018
Portfolio turnover rate	19% A	14%	14%	12%	15%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/13	% of fund's investments 11/30/12	% of fund's investments 5/31/12
1 - 7	74.6	75.0	75.0
8 - 30	2.3	3.6	1.3
31 - 60	1.9	7.1	3.4
61 - 90	1.7	2.0	0.4
91 - 180	7.9	5.3	6.1
> 180	11.6	7.0	13.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/13	11/30/12	5/31/12
Fidelity Connecticut Municipal Money Market Fund	45 Days	37 Days	48 Days
Connecticut Tax-Free Money Market Funds Average*	42 Days	37 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/13	11/30/12	5/31/12
Fidelity Connecticut Municipal Money Market Fund	51 Days	40 Days	50 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Semiannual Report

Asset Allocation (% of fund's net assets)
As of May 31, 2013	As of November 30, 2012
Variable Rate Demand Notes (VRDNs) 56.4%	Variable Rate Demand Notes (VRDNs) 54.5%
Other Municipal Debt 28.8%	Other Municipal Debt 29.7%
Investment Companies 14.3%	Investment Companies 16.1%
Net Other Assets (Liabilities) 0.5%	Net Other Assets (Liabilities)** (0.3)%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields
	5/31/13	2/28/13	11/30/12	8/31/12	5/31/12

Fidelity Connecticut Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2013, the most recent period shown in the table, would have been -0.31%.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 6/7/13, VRDN (a)(c)	$ 1,100,000	$ 1,100,000
Connecticut - 49.3%
Austin Trust Various States Participating VRDN Series BA 08 1086, 0.14% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)	2,000,000	2,000,000
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.11% 6/7/13, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.45% 6/7/13, LOC RBS Citizens NA, VRDN (a)(c)	5,000,000	5,000,000
Series 2004 B, 0.4% 6/7/13, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig.:
Participating VRDN Series Putters 3996, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series B, 0.1% 6/7/13 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,250,000	3,250,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Avon Old Farms Proj.):
Series A, 0.18% 6/7/13, LOC Bank of America NA, VRDN (a)	15,470,000	15,470,000
Series B, 0.18% 6/7/13, LOC Bank of America NA, VRDN (a)	5,885,000	5,885,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.2% 6/7/13, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
(Choate Rosemary Hall Proj.) Series D, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
(Eastern Connecticut Health Network Proj.) Series 2010 E, 0.12% 6/7/13, LOC TD Banknorth, NA, VRDN (a)	13,470,000	13,470,000
(Gaylord Hosp. Proj.) Series B, 0.18% 6/7/13, LOC Bank of America NA, VRDN (a)	16,665,000	16,665,000
(Greenwich Hosp. Proj.) Series C, 0.12% 6/7/13, LOC Bank of America NA, VRDN (a)	35,265,000	35,265,000
(Griffin Hosp. Proj.) Series C, 0.1% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)	20,300,000	20,299,596
(Hamden Hall Country Day School Proj.) Series A, 0.16% 6/7/13, LOC RBS Citizens NA, VRDN (a)	14,750,000	14,750,000
(Hosp. for Spl. Care Proj.) Series E, 0.12% 6/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,850,000	5,850,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Masonicare Corp. Proj.) Series C, 0.14% 6/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 73,680,000	$ 73,680,000
(Ridgefield Academy Proj.) Series A, 0.12% 6/7/13, LOC TD Banknorth, NA, VRDN (a)	10,490,000	10,490,000
(Sacred Heart Univ. Proj.) Series F, 0.13% 6/7/13, LOC Bank of America NA, VRDN (a)	19,045,000	19,045,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.17% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	138,780,000	138,780,000
(Trinity College Proj.) Series L, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	10,525,000	10,525,000
(Wesleyan Univ. Proj.) Series H, 0.1% 6/7/13, VRDN (a)	7,705,000	7,705,000
(Yale Univ. Proj.):
Series T2, 0.09% 6/7/13, VRDN (a)	3,000,000	3,000,000
Series U1, 0.09% 6/7/13, VRDN (a)	2,750,000	2,750,000
Series X2, 0.08% 6/7/13, VRDN (a)	47,310,000	47,310,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.12% 6/7/13, LOC JPMorgan Chase Bank, VRDN (a)	4,700,000	4,700,000
Series L1, 0.14% 6/7/13, LOC Bank of America NA, VRDN (a)	46,850,000	46,850,000
Series L2, 0.14% 6/7/13, LOC Bank of America NA, VRDN (a)	40,480,000	40,480,000
Participating VRDN:
Series BA 08 1080, 0.11% 6/7/13 (Liquidity Facility Bank of America NA) (a)(d)	13,114,000	13,114,000
Series BBT 08 17, 0.12% 6/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,135,000	10,135,000
Series BBT 08 32, 0.12% 6/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	14,330,000	14,330,000
Series EGL 02 6027 Class A, 0.13% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	51,400,000	51,400,000
Series MS 06 1884, 0.12% 6/7/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,625,000	2,625,000
Series Putters 3363, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,630,000	5,630,000
Series Putters 4295, 0.14% 6/7/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	20,000,000	20,000,000
Series ROC II R 11854, 0.12% 6/7/13 (Liquidity Facility Citibank NA) (a)(d)	12,710,000	12,710,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Solar 07 27, 0.12% 6/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	$ 25,565,000	$ 25,565,000
Series 2007 B, 0.14% 6/7/13, LOC TD Banknorth, NA, VRDN (a)	12,425,000	12,425,000
Series 2007 D, 0.18% 6/7/13, LOC Bank of America NA, VRDN (a)	10,710,000	10,710,000
Series 2011 B, 0.14% 6/7/13, LOC Bank of America NA, VRDN (a)	48,090,000	48,090,000
Series 2013 O, 0.11% 6/7/13, LOC Wells Fargo Bank NA, VRDN (a)	30,000,000	30,000,000
Connecticut Hsg. Fin. Auth. (CIL Realty, Inc. Proj.):
Series 2008, 0.11% 6/7/13, LOC HSBC Bank USA, NA, VRDN (a)	8,650,000	8,650,000
Series 2010, 0.12% 6/7/13, LOC HSBC Bank USA, NA, VRDN (a)	4,000,000	4,000,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.1% 6/7/13, LOC TD Banknorth, NA, VRDN (a)	7,200,000	7,200,000
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.13% 6/7/13, LOC Freddie Mac, VRDN (a)(c)	30,095,000	30,095,000
		897,398,596
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.33% 6/7/13, VRDN (a)	500,000	500,000
0.33% 6/7/13, VRDN (a)	2,300,000	2,300,000
		2,800,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 6/7/13, VRDN (a)(c)	1,100,000	1,100,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.35% 6/7/13, LOC Landesbank Baden-Wuert, VRDN (a)(c)	500,000	500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.31% 6/7/13, VRDN (a)(c)	1,100,000	1,100,000
New York - 0.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.23% 6/7/13, LOC KeyBank NA, VRDN (a)	2,200,000	2,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.16% 6/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	$ 1,700,000	$ 1,700,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.22% 6/7/13, VRDN (a)	7,600,000	7,600,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.33% 6/7/13, LOC KBC Bank NV, VRDN (a)	500,000	500,000
Puerto Rico - 6.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.1% 6/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)	80,290,000	80,290,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.12% 6/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	29,100,000	29,100,000
		109,390,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,025,388,596)		1,025,388,596
Other Municipal Debt - 28.8%

Connecticut - 28.6%
Bethel Gen. Oblig. BAN 1.25% 8/15/13	7,470,000	7,485,822
Bloomfield Gen. Oblig. BAN 1.5% 11/1/13	3,500,000	3,519,070
Branford Gen. Oblig. BAN Series 2012, 1.5% 8/15/13	5,910,000	5,925,502
Bridgeport Gen. Oblig. TAN Series 2013 A, 1.5% 8/15/13	9,000,000	9,023,600
Brookfield Gen. Oblig. BAN 1.25% 1/24/14	8,580,000	8,638,322
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.4% tender 6/11/13, CP mode	9,000,000	9,000,000
Connecticut Gen. Oblig. Bonds:
Series 2001 C:
5.5% 12/15/13	1,300,000	1,336,912
5.5% 12/15/13	2,525,000	2,596,735
Series 2003 F, 5% 10/15/13	2,500,000	2,544,377
Series 2004 A, 5% 3/1/14	1,300,000	1,346,222
Series 2004 B:
5% 6/1/13	1,250,000	1,250,000
5% 12/1/13	1,400,000	1,433,513
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig. Bonds: - continued
Series 2004 C, 5% 4/1/14	$ 1,500,000	$ 1,559,816
Series 2004 D, 3.4% 12/1/13	750,000	761,787
Series 2005 D, 5% 11/15/13	165,000	168,379
Series 2006 A, 4% 12/15/13	1,600,000	1,632,498
Series 2007 C, 5% 6/1/13	525,000	525,000
Series 2007 E, 5% 3/15/14	250,000	259,127
Series 2009 A:
2.5% 2/15/14	400,000	406,131
4% 1/1/14	2,325,000	2,376,235
5% 1/1/14	19,710,000	20,261,038
Series 2009 B, 5% 3/1/14	2,000,000	2,071,820
Series 2009 D, 5% 1/1/14	12,115,000	12,453,599
Series 2010 C, 5% 12/1/13	1,000,000	1,024,201
Series 2011 D:
2% 11/1/13	3,000,000	3,022,569
3% 11/1/13	1,000,000	1,011,477
5% 11/1/13	5,100,000	5,202,498
Series 2011 E, 5% 11/1/13	6,000,000	6,120,711
Series 2012 A, 0.34% 4/15/14 (a)	13,500,000	13,525,379
Series 2012 C, 3% 6/1/13	2,145,000	2,145,000
Series 2012 D, 0.1% 9/15/13 (a)	25,000,000	24,998,522
Series 2012 F, 1% 9/15/13	17,700,000	17,739,476
Series 2013 A, 0.11% 3/1/14 (a)	20,000,000	20,000,000
Series WF 11 89C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(f)	23,100,000	23,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2013 M, 3% 11/1/13	865,000	874,659
Series Floaters 13 TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)(f)	29,200,000	29,200,000
Connecticut Hsg. Fin. Auth. Bonds:
Series 2011 F3, 0.7%, tender 12/19/13 (a)	1,500,000	1,500,313
Series 2012 D1, 0.55% 11/15/13	1,505,000	1,506,993
Connecticut Muni. Elec. Energy Coop. Transmission Svcs. Rev. Bonds Series 2012 A, 3% 1/1/14	1,585,000	1,610,361
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1998 A, 5.5% 10/1/13	12,000,000	12,211,889
Series 2003 B, 5% 1/1/14	575,000	590,776
Series 2004 A, 5% 7/1/13	615,000	617,408
Series 2005 A, 5% 7/1/13	7,000,000	7,027,594
Series 2007 A, 5% 8/1/13	615,000	619,743
Series 2009 A, 5% 12/1/13	6,855,000	7,019,411
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds: - continued
Series 2011 A, 5% 12/1/13	$ 1,000,000	$ 1,023,785
Series 2011 B:
3% 12/1/13	3,400,000	3,447,703
5% 12/1/13	5,825,000	5,965,562
Series 2012 A, 2% 1/1/14	18,400,000	18,593,424
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2003 B, 5% 10/1/13	500,000	507,838
Series 2009 B, 4% 6/1/13	1,000,000	1,000,000
Series 2009 C, 5% 10/1/13	500,000	507,882
Series 2011 A, 3% 1/1/14	1,750,000	1,778,595
Danbury Gen. Oblig. BAN Series 2012 A, 1.25% 7/26/13	2,500,000	2,503,793
East Hampton Gen. Oblig. BAN 1.25% 8/15/13	3,535,000	3,542,410
East Lyme Gen. Oblig. BAN 1.25% 7/25/13	3,450,000	3,455,087
Fairfield Gen. Oblig. BAN Series 2012, 1.5% 7/19/13	12,135,000	12,155,720
Greenwich Gen. Oblig.:
BAN Series 2013, 1% 1/23/14	55,000,000	55,298,112
Bonds Series 2013, 4% 1/15/14	4,200,000	4,300,306
Hartford County Metropolitan District Gen. Oblig. Bonds Series 2013 A, 4% 2/1/14	1,515,000	1,553,558
Ledyard Gen. Oblig. BAN 1.5% 10/14/13	4,985,000	5,007,796
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 1.25% 1/8/14	7,825,000	7,874,599
Milford Gen. Oblig.:
BAN 1% 11/12/13	17,555,000	17,619,852
Bonds:
Series 2012 B, 2% 11/1/13	1,555,000	1,566,365
Series 2012, 2% 11/1/13	1,170,000	1,178,562
New Milford Gen. Oblig. BAN 1% 7/25/13	510,000	510,451
Oxford Gen. Oblig. BAN:
0.75% 7/25/13	2,700,000	2,702,104
1.5% 7/25/13	3,964,000	3,971,368
Redding Gen. Oblig. BAN 1% 12/19/13	4,281,000	4,300,193
Ridgefield Gen. Oblig. BAN 1.25% 12/17/13	6,200,000	6,235,048
Rocky Hill Gen. Oblig. BAN 1.25% 8/15/13	2,000,000	2,003,775
South Windsor Gen. Oblig. BAN 1.25% 2/19/14	10,105,000	10,182,027
Stamford Gen. Oblig. Bonds:
Series 2009 B, 5% 7/1/14	1,590,000	1,671,979
Series 2013:
1% 7/1/13	1,795,000	1,796,233
2% 2/1/14	1,450,000	1,466,997
Other Municipal Debt - continued
	Principal Amount	Value
Connecticut - continued
Thomaston Gen. Oblig. BAN 1.5% 5/8/14	$ 3,850,000	$ 3,894,471
Trumbull Gen. Oblig.:
BAN 1.25% 9/6/13	17,426,000	17,473,088
Bonds Series 2012, 2% 9/1/13	1,070,000	1,074,653
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2004 A, 5% 1/15/14	350,000	360,208
Series 2011 A:
3% 2/15/14	4,050,000	4,128,742
5% 2/15/14	1,000,000	1,033,854
Series 2011, 5% 2/15/14	945,000	976,783
Univ. of Connecticut Rev. Bonds Series 2012 A, 1.5% 11/15/13	2,625,000	2,640,571
Watertown Gen. Oblig. BAN 1.5% 3/27/14	6,700,000	6,772,262
Windsor Locks Gen. Oblig. BAN 0.75% 10/4/13	8,700,000	8,717,174
Wolcott Gen. Oblig. BAN 1.5% 10/24/13	9,780,000	9,826,088
Woodbridge Gen. Oblig. BAN 1.5% 8/23/13	2,935,000	2,943,386
		520,806,889
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 6/11/13, CP mode (c)	2,700,000	2,700,000
TOTAL OTHER MUNICIPAL DEBT (Cost $523,506,889)		523,506,889
Investment Company - 14.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.14% (b)(e) (Cost $260,933,000)	260,933,000	260,933,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,809,828,485)		1,809,828,485
NET OTHER ASSETS (LIABILITIES) - 0.5%		8,918,640
NET ASSETS - 100%		$ 1,818,747,125
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,300,000 or 2.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Connecticut Gen. Oblig. Bonds Series WF 11 89C, 0.19%, tender 10/10/13 (Liquidity Facility Wells Fargo Bank NA)	8/4/11 - 7/5/12	$ 23,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series Floaters 13 TP, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo & Co.)	4/2/08 - 9/5/12	$ 29,200,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 177,263
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,548,895,485)	$ 1,548,895,485
Fidelity Central Funds (cost $260,933,000)	260,933,000
Total Investments (cost $1,809,828,485)		$ 1,809,828,485
Cash		4,309,506
Receivable for fund shares sold		15,993,563
Interest receivable		3,746,593
Distributions receivable from Fidelity Central Funds		35,072
Prepaid expenses		684
Other receivables		1,494
Total assets		1,833,915,397

Liabilities
Payable for investments purchased	$ 4,000,558
Payable for fund shares redeemed	10,519,749
Distributions payable	427
Accrued management fee	250,055
Other affiliated payables	373,844
Other payables and accrued expenses	23,639
Total liabilities		15,168,272

Net Assets		$ 1,818,747,125
Net Assets consist of:
Paid in capital		$ 1,818,719,723
Distributions in excess of net investment income		(9,834)
Accumulated undistributed net realized gain (loss) on investments		37,236
Net Assets, for 1,817,972,602 shares outstanding		$ 1,818,747,125
Net Asset Value, offering price and redemption price per share ($1,818,747,125 ÷ 1,817,972,602 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2013 (Unaudited)

Investment Income
Interest		$ 1,319,254
Income from Fidelity Central Funds		177,263
Total income		1,496,517

Expenses
Management fee	$ 3,441,641
Transfer agent fees	993,764
Accounting fees and expenses	93,268
Custodian fees and expenses	11,068
Independent trustees' compensation	3,542
Registration fees	26,517
Audit	20,235
Legal	13,178
Miscellaneous	7,852
Total expenses before reductions	4,611,065
Expense reductions	(3,210,730)	1,400,335
Net investment income (loss)		96,182
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,800
Net increase in net assets resulting from operations		$ 103,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 96,182	$ 178,836
Net realized gain (loss)	7,800	73,596
Net increase in net assets resulting from operations	103,982	252,432
Distributions to shareholders from net investment income	(94,187)	(179,081)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,197,863,162	3,812,107,186
Reinvestment of distributions	91,285	175,513
Cost of shares redeemed	(2,237,022,875)	(3,737,650,600)
Net increase (decrease) in net assets and shares resulting from share transactions	(39,068,428)	74,632,099
Total increase (decrease) in net assets	(39,058,633)	74,705,450

Net Assets
Beginning of period	1,857,805,758	1,783,100,308
End of period (including distributions in excess of net investment income of $9,834 and distributions in excess of net investment income of $11,829, respectively)	$ 1,818,747,125	$ 1,857,805,758

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	- F	.001	.019
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	- F	.001	.019
Distributions from net investment income	- F	- F	- F	- F	(.001)	(.019)
Distributions from net realized gain	-	-	- F	-	-	- F
Total distributions	- F	- F	- F	- F	(.001)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.01%	.01%	.12%	1.97%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% A	.49%	.49%	.49%	.53%	.50%
Expenses net of fee waivers, if any	.15% A	.18%	.22%	.28%	.49%	.49%
Expenses net of all reductions	.15% A	.18%	.22%	.28%	.48%	.42%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.12%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,818,747	$ 1,857,806	$ 1,783,100	$ 1,655,588	$ 1,807,770	$ 2,116,583

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

1. Organization.

Fidelity® Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. During the period, the Money Market Fund incurred an excise tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$ 539,068,475	$ 28,091,737	$ (2,269,347)	$ 25,822,390
Fidelity Connecticut Municipal Money Market Fund	1,809,828,485	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund, aggregated $55,221,801 and $54,979,305, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.11%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$ 773

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 86,241

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,099,985.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Connecticut Municipal Income Fund	$ 2,275	$ 771	$ 6
Fidelity Connecticut Municipal Money Market Fund	5,919	18,530	55

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CTF-USAN-0713
1.786817.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2013